UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-10389

Tax-Managed International Equity Portfolio

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Deidre E. Walsh

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

October 31

Date of Fiscal Year End

October 31, 2022

Date of Reporting Period

Item 1. Reports to Stockholders

Tax-Managed International Equity Portfolio
October 31, 2022
Portfolio of Investments

Common Stocks — 99.4%
Security	Shares	Value
Australia — 8.3%
AGL Energy, Ltd.	18,829	$ 82,034
Altium, Ltd.	2,652	59,880
Ampol, Ltd.	3,627	63,261
Ansell, Ltd.	1,409	25,437
APA Group	24,888	167,556
ASX, Ltd.(1)	1,525	66,076
Aurizon Holdings, Ltd.	14,009	32,464
Australia and New Zealand Banking Group, Ltd.	2,177	35,667
BHP Group, Ltd.	8,183	196,557
Brambles, Ltd.	17,422	130,434
carsales.com, Ltd.(1)	5,155	66,777
Charter Hall Long Wale REIT	6,388	17,812
Charter Hall Retail REIT(1)	6,757	17,399
Cleanaway Waste Management, Ltd.	15,558	26,911
Coles Group, Ltd.	12,714	132,933
Commonwealth Bank of Australia	4,049	271,472
Cromwell Property Group(1)	20,061	8,997
CSL, Ltd.	2,345	419,791
Dexus	13,975	69,639
Domino's Pizza Enterprises, Ltd.(1)	933	38,042
Elders, Ltd.(1)	3,009	25,087
EVT, Ltd.(1)(2)	2,551	24,355
Goodman Group	12,811	139,393
GPT Group (The)(1)	22,015	60,840
GWA Group, Ltd.	11,241	14,594
Hansen Technologies, Ltd.	14,633	46,081
Harvey Norman Holdings, Ltd.(1)	17,000	45,225
IDP Education, Ltd.(1)	3,186	60,110
IPH, Ltd.	4,980	31,672
IRESS, Ltd.	3,720	24,146
JB Hi-Fi, Ltd.(1)	1,878	51,480
Lendlease Corp., Ltd.(1)	9,400	52,271
Lottery Corp., Ltd. (The)(2)	26,454	72,573
Medibank Private, Ltd.	16,474	29,664
Metcash, Ltd.(1)	11,800	30,977
Mirvac Group(1)	41,842	55,439
Newcrest Mining, Ltd.	2,354	26,071
Nine Entertainment Co. Holdings, Ltd.	46,592	61,530
Northern Star Resources, Ltd.(1)	3,606	20,125
Orica, Ltd.	4,147	36,889
Qube Holdings, Ltd.	28,277	49,229
REA Group, Ltd.(1)	1,183	91,689
Reece, Ltd.(1)	3,969	39,412
Rio Tinto, Ltd.	2,262	128,368
Security	Shares	Value
Australia (continued)
Shopping Centres Australasia Property Group	20,523	$ 35,745
Sonic Healthcare, Ltd.	2,770	57,991
Suncorp Group, Ltd.	10,185	74,503
Tabcorp Holdings, Ltd.(1)	26,454	16,332
Technology One, Ltd.	10,774	82,885
Telstra Group, Ltd.(1)	78,759	197,483
TPG Telecom, Ltd.(1)	20,255	63,540
Transurban Group	22,607	191,774
Washington H. Soul Pattinson & Co., Ltd.	6,497	116,271
Waypoint REIT, Ltd.	9,833	17,168
Wesfarmers, Ltd.	7,953	230,788
Westpac Banking Corp.	3,483	53,781
Whitehaven Coal, Ltd.	17,283	100,393
Woodside Energy Group, Ltd.	10,133	234,259
Woolworths Group, Ltd.	14,196	299,788
Worley, Ltd.(1)	4,927	45,004
		$ 4,964,064
Austria — 1.1%
ams-OSRAM AG(1)(2)	3,049	$ 17,258
ANDRITZ AG	1,698	78,917
AT&S Austria Technologie & Systemtechnik AG	704	21,743
BAWAG Group AG(3)	822	39,683
CA Immobilien Anlagen AG	2,850	90,015
Erste Group Bank AG	2,269	55,919
IMMOFINANZ AG	1,241	0
Kontron AG	1,191	17,238
Lenzing AG	466	22,295
Mayr Melnhof Karton AG	125	17,787
Oesterreichische Post AG	768	21,852
OMV AG	2,018	92,916
PIERER Mobility AG(1)	420	24,368
Telekom Austria AG	8,000	46,504
Verbund AG	1,229	96,274
voestalpine AG	1,029	22,340
		$ 665,109
Belgium — 2.2%
Ackermans & van Haaren NV	831	$ 115,776
Ageas S.A./NV	1,164	40,296
Anheuser-Busch InBev S.A./NV	2,419	120,999
Cofinimmo S.A.	488	40,473
Deceuninck NV	12,470	25,381
D'Ieteren Group	881	146,623
Econocom Group S.A./NV	10,730	29,162
Elia Group S.A./NV	938	118,594

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Portfolio of Investments — continued

Security	Shares	Value
Belgium (continued)
Etablissements Franz Colruyt NV	478	$ 11,522
Euronav NV	5,526	96,339
EVS Broadcast Equipment S.A.	1,740	35,562
Fagron	1,130	14,068
Groupe Bruxelles Lambert NV	459	33,840
KBC Group NV	340	17,039
Melexis NV	909	62,518
Montea NV	196	13,369
Proximus SADP	9,427	98,830
Shurgard Self Storage S.A.	370	16,110
Sofina S.A.	150	29,250
Solvay S.A.	537	48,459
UCB S.A.	1,600	120,588
Umicore S.A.	2,338	77,074
VGP NV	165	12,511
		$ 1,324,383
Denmark — 4.3%
Alm Brand A/S	18,202	$ 24,875
AP Moller - Maersk A/S, Class A	34	68,023
AP Moller - Maersk A/S, Class B	45	94,013
Bakkafrost P/F	1,540	77,027
Carlsberg A/S, Class B	2,213	260,571
Chr. Hansen Holding A/S	2,271	126,134
Coloplast A/S, Class B	665	74,128
DFDS A/S	1,410	42,818
DSV A/S	1,214	164,046
Jyske Bank A/S(2)	1,046	56,452
Netcompany Group A/S(2)(3)	1,534	52,592
Novo Nordisk A/S, Class B	3,847	418,289
Novozymes A/S, Class B	4,578	240,302
Orsted A/S(1)(3)	4,338	357,910
Pandora A/S	2,723	143,239
Ringkjoebing Landbobank A/S	652	70,913
Scandinavian Tobacco Group A/S(3)	1,702	28,510
SimCorp A/S	792	47,291
Spar Nord Bank A/S	2,029	24,566
Sydbank A/S	1,310	39,890
Topdanmark A/S	972	44,861
Tryg A/S	5,012	108,406
		$ 2,564,856
Finland — 2.2%
Elisa Oyj	2,351	$ 113,615
Fortum Oyj	7,644	107,584
Kemira Oyj	2,727	36,008
Security	Shares	Value
Finland (continued)
Kesko Oyj, Class B	4,942	$ 96,175
Kojamo Oyj(1)	3,939	51,265
Kone Oyj, Class B	1,969	80,622
Neste Oyj	2,521	110,492
Nokia Oyj	23,544	104,628
Nokian Renkaat Oyj	5,452	61,481
Nordea Bank Abp	13,924	133,009
Orion Oyj, Class B	3,636	167,322
TietoEVRY Oyj(1)	956	22,790
Tokmanni Group Corp.	7,427	89,801
UPM-Kymmene Oyj	3,680	123,712
Valmet Oyj	1,377	31,317
		$ 1,329,821
France — 8.8%
Air Liquide S.A.	4,518	$ 591,016
Altarea SCA	326	43,427
Amundi S.A.(3)	792	37,366
Atos SE(1)(2)	2,719	26,533
AXA S.A.	8,332	205,758
BNP Paribas S.A.	1,617	75,827
Bollore SE	13,714	68,591
Bouygues S.A.	1,100	31,384
Carrefour S.A.	5,094	81,990
Cie Generale des Etablissements Michelin SCA	2,492	63,506
Credit Agricole S.A.	7,839	71,128
Danone S.A.	2,980	148,104
Dassault Systemes SE	7,700	258,095
Edenred	1,747	89,562
Engie S.A.	23,380	303,785
EssilorLuxottica S.A.	1,642	259,646
Eurazeo SE	634	36,179
Gecina S.A.	1,055	94,058
Getlink SE	2,197	34,766
Hermes International	100	129,439
ICADE	1,083	40,286
Klepierre S.A.	4,222	84,855
Legrand S.A.	560	42,675
LVMH Moet Hennessy Louis Vuitton SE	650	410,147
Neoen S.A.(1)(3)	1,189	41,472
Orange S.A.	25,469	242,666
Pernod Ricard S.A.(1)	786	137,952
Remy Cointreau S.A.	343	52,458
Rothschild & Co.	845	29,967
Rubis SCA	2,794	63,450
Sanofi	3,896	335,281

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Portfolio of Investments — continued

Security	Shares	Value
France (continued)
Schneider Electric SE	857	$ 108,373
SOITEC (2)	493	63,126
Technip Energies NV	3,214	41,489
Teleperformance	177	47,424
Thales S.A.	600	76,308
TotalEnergies SE	9,935	541,988
Ubisoft Entertainment S.A.(2)	1,529	41,950
Vinci S.A.	1,159	106,671
Vivendi SE	3,744	30,645
Wendel SE	356	27,875
		$ 5,217,218
Germany — 8.7%
7C Solarparken AG	20,398	$ 88,681
adidas AG	673	65,695
AIXTRON SE	763	18,750
Allianz SE	1,213	218,224
BASF SE	4,755	213,360
Bayer AG	4,117	216,476
Bayerische Motoren Werke AG	1,291	101,333
Bechtle AG	893	30,850
Beiersdorf AG	2,655	254,867
Brenntag SE	725	43,990
Covestro AG(3)	1,046	35,508
Cropenergies AG	2,253	35,906
Daimler Truck Holding AG(2)	1,859	49,584
Delivery Hero SE(2)(3)	1,222	40,215
Deutsche Bank AG	6,495	61,909
Deutsche Boerse AG	659	107,166
Deutsche Lufthansa AG(2)	5,121	35,012
Deutsche Post AG	3,011	106,438
Deutsche Telekom AG	23,227	438,421
Deutsche Wohnen SE	2,636	53,169
E.ON SE	52,993	443,763
Evonik Industries AG	3,498	64,439
Gea Group AG	1,075	37,576
Hamborner REIT AG	13,027	92,935
Hannover Rueck SE	220	35,799
HelloFresh SE(2)	2,469	49,353
Henkel AG & Co. KGaA, PFC Shares	1,138	71,692
K+S AG	3,195	70,542
Merck KGaA	792	129,068
Muenchener Rueckversicherungs-Gesellschaft AG	361	95,295
Nemetschek SE	733	34,947
Puma SE	927	40,984
QIAGEN NV(2)	1,735	74,923
Security	Shares	Value
Germany (continued)
Rheinmetall AG	216	$ 35,111
SAP SE	3,984	383,471
Sartorius AG, PFC Shares	95	33,496
Siemens AG	1,867	203,893
Siemens Healthineers AG(3)	1,428	65,420
Software AG	2,115	46,270
Suedzucker AG	11,715	149,295
Symrise AG	1,413	144,229
Telefonica Deutschland Holding AG	31,010	67,568
United Internet AG	2,526	47,219
Vitesco Technologies Group AG(2)	915	48,960
Volkswagen AG	307	52,476
Volkswagen AG, PFC Shares	790	101,121
Vonovia SE	14,528	321,223
Zalando SE(2)(3)	1,079	24,869
		$ 5,181,491
Hong Kong — 4.3%
AIA Group, Ltd.	34,200	$ 259,058
Bank of East Asia, Ltd. (The)	28,200	27,026
Beijing Tong Ren Tang Chinese Medicine Co., Ltd.(1)	21,000	23,480
BOC Hong Kong Holdings, Ltd.	20,000	62,146
Budweiser Brewing Co. APAC, Ltd.(3)	73,300	154,276
Cafe de Coral Holdings, Ltd.	22,000	25,675
China Evergrande New Energy Vehicle Group, Ltd.(2)(4)	88,500	0
China Ruyi Holdings, Ltd.(2)	112,000	17,568
China Traditional Chinese Medicine Holdings Co., Ltd.	60,000	25,935
Chow Tai Fook Jewellery Group, Ltd.	43,000	73,619
CK Asset Holdings, Ltd.	13,000	71,871
CK Hutchison Holdings, Ltd.	25,000	124,446
CLP Holdings, Ltd.	19,500	130,880
Fosun International, Ltd.	54,000	33,000
Galaxy Entertainment Group, Ltd.	34,000	155,334
Hang Seng Bank, Ltd.	3,700	52,088
Henderson Land Development Co., Ltd.	17,260	42,257
HK Electric Investments & HK Electric Investments, Ltd.	64,500	41,010
HKT Trust and HKT, Ltd.	121,000	136,844
Hong Kong & China Gas Co., Ltd.	147,906	114,001
Hysan Development Co., Ltd.	5,000	10,898
Jardine Matheson Holdings, Ltd.	2,200	101,350
Kerry Properties, Ltd.	10,000	15,819
Link REIT	12,000	70,927
Luk Fook Holdings International, Ltd.	15,000	32,586
MTR Corp., Ltd.	17,000	74,803
New World Development Co., Ltd.	11,000	22,500
NWS Holdings, Ltd.	51,000	36,167

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Portfolio of Investments — continued

Security	Shares	Value
Hong Kong (continued)
Pacific Basin Shipping, Ltd.	119,000	$ 28,810
PAX Global Technology, Ltd.	75,000	58,944
PCCW, Ltd.	115,000	43,936
Power Assets Holdings, Ltd.	22,000	105,194
Sands China, Ltd.(2)	34,800	60,838
Shangri-La Asia, Ltd.(2)	48,000	26,559
Sino Land Co., Ltd.(1)	32,000	34,170
SJM Holdings, Ltd.(1)(2)	94,000	29,333
Sun Hung Kai Properties, Ltd.	8,000	85,971
Swire Properties, Ltd.	17,200	33,057
VSTECS Holdings, Ltd.	60,000	28,849
VTech Holdings, Ltd.	10,000	53,232
Zhongyu Energy Holdings, Ltd.	36,000	26,792
		$ 2,551,249
Ireland — 2.2%
Bank of Ireland Group PLC	31,887	$ 229,606
CRH PLC	6,065	218,448
DCC PLC	1,417	78,645
Flutter Entertainment PLC(2)	1,544	203,915
ICON PLC(2)	1,080	213,667
Irish Residential Properties REIT PLC	42,500	45,952
Kerry Group PLC, Class A	2,357	204,717
Kingspan Group PLC	2,396	120,798
		$ 1,315,748
Israel — 2.2%
Amot Investments, Ltd.	5,499	$ 33,265
Azrieli Group, Ltd.	509	37,709
Bank Hapoalim B.M.	4,902	47,252
Bank Leumi Le-Israel B.M.	4,425	42,213
Bezeq The Israeli Telecommunication Corp., Ltd.	74,540	131,953
Check Point Software Technologies, Ltd.(2)	385	49,754
Elbit Systems, Ltd.	297	60,094
Electra, Ltd.	76	44,221
Energix-Renewable Energies, Ltd.	13,304	46,447
Fiverr International, Ltd.(2)	353	10,925
Fox Wizel, Ltd.	369	44,985
ICL Group, Ltd.	12,708	114,596
Kenon Holdings, Ltd.	1,599	61,260
Maytronics, Ltd.	4,367	47,087
Mizrahi Tefahot Bank, Ltd.	781	29,523
Nice, Ltd.(2)	490	92,350
Oil Refineries, Ltd.	76,583	28,521
OPC Energy, Ltd.(2)	1,911	23,496
Paz Oil Co., Ltd.(2)	650	77,651
Security	Shares	Value
Israel (continued)
Reit 1, Ltd.	7,407	$ 38,864
Shufersal, Ltd.	11,960	81,645
Strauss Group, Ltd.	1,358	33,974
Teva Pharmaceutical Industries, Ltd. ADR(2)	13,432	119,813
ZIM Integrated Shipping Services, Ltd.(1)	400	9,396
		$ 1,306,994
Italy — 4.4%
Assicurazioni Generali SpA	4,184	$ 62,790
Atlantia SpA	6,270	139,868
Banco BPM SpA	12,713	38,463
Brunello Cucinelli SpA	1,252	72,573
Cementir Holding NV	6,913	40,236
Davide Campari-Milano NV	18,866	169,423
De'Longhi SpA	1,200	20,705
DiaSorin SpA	977	127,729
Enel SpA	40,123	179,243
Eni SpA	20,895	274,429
Ferrari NV	793	156,331
FinecoBank Banca Fineco SpA	1,887	25,428
GVS SpA(2)(3)	4,062	20,840
Infrastrutture Wireless Italiane SpA(3)	21,493	189,701
Interpump Group SpA	778	30,121
Intesa Sanpaolo SpA	70,463	134,340
Italgas SpA	7,381	38,029
Italmobiliare SpA	1,360	34,766
Iveco Group NV(2)	3,449	18,637
MFE-MediaForEurope NV, Class B	9,790	4,890
Moncler SpA	627	27,051
Poste Italiane SpA(3)	5,564	48,486
Prysmian SpA	2,617	85,178
RAI Way SpA(3)	4,122	19,746
Recordati Industria Chimica e Farmaceutica SpA	4,029	151,376
Reply SpA	996	108,338
Saipem SpA (1)(2)	540	525
Salvatore Ferragamo SpA(1)	2,265	33,293
Saras SpA(2)	14,538	17,571
STMicroelectronics NV(1)	7,572	235,462
Technogym SpA(3)	2,741	18,844
Terna - Rete Elettrica Nazionale	8,968	59,473
UnipolSai Assicurazioni SpA	10,716	24,162
		$ 2,608,047
Japan — 13.1%
Advance Residence Investment Corp.	13	$ 30,266
Air Water, Inc.	2,000	22,330

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Ajinomoto Co., Inc.	1,400	$ 38,504
ANA Holdings, Inc.(2)	1,100	21,383
Asahi Intecc Co., Ltd.	3,900	66,437
Asahi Kasei Corp.	8,100	51,936
Astellas Pharma, Inc.	6,200	85,549
Bandai Namco Holdings, Inc.	800	52,882
Bank of Kyoto, Ltd. (The)	500	18,018
Bridgestone Corp.	1,600	57,866
Canon, Inc.	1,500	31,796
Central Japan Railway Co.	200	23,155
Chiba Bank, Ltd. (The)	7,000	38,354
Chubu Electric Power Co., Inc.	3,500	28,490
Chugai Pharmaceutical Co., Ltd.	2,700	62,564
Chugoku Electric Power Co., Inc. (The)	3,800	17,828
Concordia Financial Group, Ltd.	10,800	32,953
CyberAgent, Inc.	3,200	26,289
Daiichi Sankyo Co., Ltd.	3,800	121,641
Daikin Industries, Ltd.	500	74,894
Daito Trust Construction Co., Ltd.	500	49,512
Daiwa House Industry Co., Ltd.	3,500	70,516
Daiwa House REIT Investment Corp.	23	46,421
Daiwa Securities Group, Inc.	7,000	27,312
Disco Corp.	200	47,836
ENEOS Holdings, Inc.	41,800	137,884
FANUC Corp.	200	26,170
Frontier Real Estate Investment Corp.	8	28,244
FUJIFILM Holdings Corp.	500	22,875
Fujitsu, Ltd.	300	34,518
GLP J-REIT	41	42,520
Hirose Electric Co., Ltd.	315	40,862
Hitachi, Ltd.	1,300	58,986
Honda Motor Co., Ltd.	3,100	70,688
Hoya Corp.	1,300	120,850
Hulic Co., Ltd.	4,000	29,057
Idemitsu Kosan Co., Ltd.	3,700	80,957
Industrial & Infrastructure Fund Investment Corp.	21	22,179
ITOCHU Corp.	1,500	38,767
Iwatani Corp.	1,800	66,279
Japan Exchange Group, Inc.	2,100	27,598
Japan Post Bank Co., Ltd.	2,300	15,325
Japan Post Holdings Co., Ltd.(1)	2,800	18,829
Japan Real Estate Investment Corp.	11	46,093
Japan Tobacco, Inc.	5,900	98,810
JSR Corp.	1,500	28,502
Kakaku.com, Inc.	1,900	32,135
Kao Corp.	1,000	37,352
Security	Shares	Value
Japan (continued)
KDDI Corp.	6,400	$ 189,165
Kenedix Office Investment Corp.	12	27,336
Keyence Corp.	400	150,826
Kintetsu Group Holdings Co., Ltd.	800	27,036
Kirin Holdings Co., Ltd.	3,800	55,860
Kobe Bussan Co., Ltd.(1)	1,400	30,367
Komatsu, Ltd.	2,200	43,098
Kubota Corp.	2,500	34,874
Kuraray Co., Ltd.	4,800	33,007
Kyocera Corp.	900	43,584
Kyowa Kirin Co., Ltd.	2,700	63,590
Kyushu Electric Power Co., Inc.	3,600	17,824
Lion Corp.	5,400	54,576
Marubeni Corp.	7,000	61,277
Maruichi Steel Tube, Ltd.	1,200	22,651
MatsukiyoCocokara & Co.	900	32,768
Mitsubishi Chemical Group Corp.	10,000	45,173
Mitsubishi Corp.	2,200	59,596
Mitsubishi Electric Corp.	2,600	22,876
Mitsubishi Estate Co., Ltd.	7,600	95,572
Mitsubishi Gas Chemical Co., Inc.	2,900	36,851
Mitsubishi UFJ Financial Group, Inc.(1)(5)	28,900	136,519
Mitsui & Co., Ltd.	1,400	30,981
Mitsui Chemicals, Inc.	1,300	24,062
Mitsui Fudosan Co., Ltd.	5,100	97,657
Mizuho Financial Group, Inc.	8,230	89,011
MS&AD Insurance Group Holdings, Inc.	1,800	47,666
Murata Manufacturing Co., Ltd.	1,500	71,009
NEC Corp.	1,500	49,651
Nexon Co., Ltd.	3,000	50,203
Nintendo Co., Ltd.	4,000	162,396
Nippon Accommodations Fund, Inc.	8	34,067
Nippon Building Fund, Inc.	11	48,898
Nippon Gas Co., Ltd.	4,300	62,466
Nippon Paint Holdings Co., Ltd.	10,100	64,367
Nippon Prologis REIT, Inc.(1)	23	48,261
Nippon Shokubai Co., Ltd.	600	21,522
Nippon Telegraph & Telephone Corp.	5,000	137,903
Nissan Motor Co., Ltd.	10,300	32,829
Nisshin Seifun Group, Inc.	4,900	52,947
Nissin Foods Holdings Co., Ltd.	700	45,310
Nitto Denko Corp.	700	36,880
NOF Corp.	800	27,517
Nomura Holdings, Inc.	10,500	33,978
Nomura Research Institute, Ltd.	2,000	44,260
NTT Data Corp.	4,400	63,729

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Portfolio of Investments — continued

Security	Shares	Value
Japan (continued)
Obic Co., Ltd.	300	$ 45,019
Oji Holdings Corp.	5,000	17,334
Omron Corp.	800	37,311
Ono Pharmaceutical Co., Ltd.	2,500	58,834
Oriental Land Co., Ltd.	500	66,964
Osaka Gas Co., Ltd.	5,500	81,442
Otsuka Holdings Co., Ltd.	2,400	76,931
Pan Pacific International Holdings Corp.	2,000	32,821
PeptiDream, Inc.(2)	1,400	15,316
Resona Holdings, Inc.	12,400	46,735
Rinnai Corp.	600	40,839
ROHM Co., Ltd.	200	14,053
Rohto Pharmaceutical Co., Ltd.	1,800	55,994
SECOM Co., Ltd.	600	34,182
Sekisui House, Ltd.	2,000	33,206
Seven & i Holdings Co., Ltd.(1)	1,800	67,191
Shikoku Electric Power Co., Inc.	2,600	12,508
Shimadzu Corp.	1,200	31,611
Shimano, Inc.	300	46,423
Shin-Etsu Chemical Co., Ltd.	1,600	166,288
Shizuoka Financial Group, Inc.	5,800	36,626
Showa Denko K.K.	1,600	23,358
SMC Corp.	100	40,140
SoftBank Corp.	11,800	116,400
Sony Group Corp.	1,600	107,895
Square Enix Holdings Co., Ltd.	700	31,235
Subaru Corp.	2,400	37,514
Sumitomo Chemical Co., Ltd.	10,900	36,703
Sumitomo Corp.	1,600	20,342
Sumitomo Mitsui Financial Group, Inc.	3,800	106,710
Sumitomo Mitsui Trust Holdings, Inc.	1,500	43,154
Sumitomo Realty & Development Co., Ltd.	2,600	59,628
Suntory Beverage & Food, Ltd.	900	30,111
Sysmex Corp.	500	26,912
Takeda Pharmaceutical Co., Ltd.	5,000	132,045
TDK Corp.	1,000	31,238
TEIJIN, Ltd.	3,300	29,961
Toho Co., Ltd.	500	17,779
Tohoku Electric Power Co., Inc.	12,500	52,505
Tokio Marine Holdings, Inc.	6,000	108,631
Tokyo Gas Co., Ltd.	5,200	92,932
Tokyu Corp.(1)	2,000	23,061
Toppan, Inc.	2,000	29,828
Toshiba Corp.	1,800	62,463
Tosoh Corp.	2,200	23,935
Toyo Suisan Kaisha, Ltd.	1,000	37,517
Security	Shares	Value
Japan (continued)
Toyota Industries Corp.	400	$ 20,606
Toyota Motor Corp.	16,000	221,994
Trend Micro, Inc.	600	30,254
Unicharm Corp.	2,200	66,861
Yakult Honsha Co., Ltd.(1)	1,400	77,558
Yamato Holdings Co., Ltd.	2,000	29,619
Yamato Kogyo Co., Ltd.	1,000	29,040
Yamazaki Baking Co., Ltd.	3,800	38,719
Z Holdings Corp.	11,200	28,904
		$ 7,815,388
Netherlands — 4.4%
ABN AMRO Bank NV(3)	2,263	$ 22,247
Aegon NV	12,248	56,698
ASML Holding NV(1)	768	360,259
ASR Nederland NV	1,620	71,333
Corbion NV(1)	2,072	55,176
Euronext NV(3)	576	36,558
Flow Traders NV(3)	619	14,894
IMCD NV(1)	840	108,943
ING Groep NV	3,977	39,132
JDE Peet's NV	1,640	46,945
Just Eat Takeaway.com NV(2)(3)	2,956	50,725
Koninklijke Ahold Delhaize NV(1)	9,251	257,994
Koninklijke DSM NV	1,929	226,909
Koninklijke KPN NV	80,454	225,038
Koninklijke Philips NV	18,081	229,355
Koninklijke Vopak NV	771	15,753
NN Group NV	1,992	84,346
NSI NV	1,000	23,910
Prosus NV	5,634	243,624
SBM Offshore NV	4,496	60,846
Signify NV(3)	1,727	47,847
Universal Music Group NV(1)	7,168	140,747
Wolters Kluwer NV	2,003	212,836
		$ 2,632,115
New Zealand — 1.1%
a2 Milk Co., Ltd. (The)(1)(2)	21,613	$ 72,811
Auckland International Airport, Ltd.(2)	12,240	54,718
Contact Energy, Ltd.	9,580	42,022
Fisher & Paykel Healthcare Corp., Ltd.	5,931	67,406
Fletcher Building, Ltd.	7,381	22,039
Goodman Property Trust	27,739	33,358
Heartland Group Holdings, Ltd.(1)	19,544	19,414
KMD Brands, Ltd.	27,332	17,159

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Portfolio of Investments — continued

Security	Shares	Value
New Zealand (continued)
Mercury NZ, Ltd.	13,643	$ 46,131
Pacific Edge, Ltd.(2)	33,981	8,490
Precinct Properties New Zealand, Ltd.	39,851	28,589
Pushpay Holdings, Ltd.(2)	16,676	12,096
SKYCITY Entertainment Group, Ltd.(2)	40,446	68,190
Spark New Zealand, Ltd.	29,667	88,312
Vulcan Steel, Ltd.(1)	3,600	17,275
Xero, Ltd.(2)	1,231	61,130
		$ 659,140
Norway — 2.2%
ArcticZymes Technologies ASA(1)(2)	4,268	$ 27,498
Atea ASA	6,274	69,814
Autostore Holdings, Ltd.(1)(2)(3)	13,450	25,419
Borregaard ASA	2,485	33,412
DNB Bank ASA	6,189	109,464
Entra ASA(3)	6,540	59,612
Equinor ASA	3,918	142,747
Europris ASA(3)	9,810	58,410
Gjensidige Forsikring ASA	1,701	31,092
Kongsberg Gruppen ASA	1,873	67,167
Mowi ASA	4,027	60,106
Nordic Semiconductor ASA(2)	4,420	62,398
Norsk Hydro ASA	6,598	41,873
Opera, Ltd. ADR(1)(2)	6,200	29,574
Orkla ASA	8,207	55,358
Salmar ASA	643	21,799
Scatec ASA(3)	3,300	23,376
Schibsted ASA, Class B	2,498	37,138
SFL Corp, Ltd.	2,400	24,480
SpareBank 1 SMN	2,095	22,614
Telenor ASA	14,322	130,156
TOMRA Systems ASA(1)	2,450	39,571
Veidekke ASA	3,671	30,534
Yara International ASA	2,459	109,749
		$ 1,313,361
Portugal — 1.1%
Banco Comercial Portugues S.A.	634,436	$ 90,391
Corticeira Amorim SGPS S.A.	4,721	45,619
CTT-Correios de Portugal S.A.	12,855	39,680
EDP-Energias de Portugal S.A.	19,728	86,198
Galp Energia SGPS S.A., Class B	11,338	115,116
Jeronimo Martins SGPS S.A.	5,858	121,220
Navigator Co. S.A. (The)	16,287	62,051
Security	Shares	Value
Portugal (continued)
NOS SGPS S.A.	17,214	$ 67,423
REN - Redes Energeticas Nacionais SGPS S.A.	11,590	29,997
		$ 657,695
Singapore — 2.2%
CapitaLand Ascendas REIT	23,500	$ 43,480
CapitaLand Investment, Ltd.	11,500	24,456
ComfortDelGro Corp., Ltd.	36,500	32,766
Flex, Ltd.(2)	7,557	147,966
Genting Singapore, Ltd.	108,600	61,758
Keppel Corp., Ltd.	8,600	42,329
Keppel Infrastructure Trust	106,657	39,911
Mapletree Industrial Trust	18,060	28,082
Mapletree Logistics Trust(1)	30,900	33,164
Mapletree Pan Asia Commercial Trust	18,500	20,761
Olam Group, Ltd.	33,100	31,337
Oversea-Chinese Banking Corp., Ltd.	10,000	85,841
Raffles Medical Group, Ltd.	38,400	36,079
Sea, Ltd. ADR(2)	965	47,941
Sembcorp Industries, Ltd.	21,400	43,991
Singapore Airlines, Ltd.(1)(2)	14,800	54,898
Singapore Exchange, Ltd.	7,000	41,626
Singapore Post, Ltd.	26,100	9,966
Singapore Technologies Engineering, Ltd.	19,500	45,461
Singapore Telecommunications, Ltd.	42,000	73,951
Suntec Real Estate Investment Trust	27,000	24,624
United Overseas Bank, Ltd.	4,500	88,285
UOL Group, Ltd.	4,600	20,092
Venture Corp., Ltd.	5,000	56,267
Wilmar International, Ltd.	58,400	159,990
		$ 1,295,022
Spain — 4.4%
Acerinox S.A.	6,807	$ 59,657
Aena SME S.A.(2)(3)	1,064	125,053
Almirall S.A.	2,741	25,539
Amadeus IT Group S.A.(2)	5,033	262,497
Banco Santander S.A.(1)	70,803	183,626
Bankinter S.A.(1)	12,265	74,191
CaixaBank S.A.	15,438	51,193
Cellnex Telecom S.A.(3)	4,799	157,072
Cia de Distribucion Integral Logista Holdings S.A.	2,665	55,116
Ebro Foods S.A.(1)	2,380	37,112
Ercros S.A.	8,525	27,369
Fluidra S.A.(1)	2,164	29,389
Grifols S.A.(1)(2)	11,886	101,121

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Portfolio of Investments — continued

Security	Shares	Value
Spain (continued)
Iberdrola S.A.	28,912	$ 294,014
Indra Sistemas S.A.	3,340	29,872
Industria de Diseno Textil S.A.(1)	13,126	297,937
Laboratorios Farmaceuticos Rovi S.A.	1,773	80,640
Merlin Properties Socimi S.A.	18,476	156,613
Metrovacesa S.A.(1)(3)	2,645	18,713
Red Electrica Corp. S.A.	2,456	39,728
Repsol S.A.	23,523	320,018
Siemens Gamesa Renewable Energy S.A.(2)	3,287	58,274
Telefonica S.A.	22,919	79,006
Viscofan S.A.	825	49,126
		$ 2,612,876
Sweden — 4.4%
AddLife AB, Class B	2,191	$ 20,482
Alfa Laval AB	2,000	49,231
Arjo AB, Class B	8,801	35,107
Assa Abloy AB, Class B	2,883	58,214
Atlas Copco AB, Class A(1)	6,514	69,525
Axfood AB	2,975	73,657
Billerud AB	2,548	32,894
BioGaia AB, Class B	4,605	36,493
Biotage AB	1,896	31,120
Boliden AB	2,274	66,130
Castellum AB(1)	6,400	73,178
Catena AB	932	31,653
Electrolux AB, Class B(1)	3,051	37,641
Elekta AB, Class B	5,121	26,029
Embracer Group AB(1)(2)	9,503	45,716
Epiroc AB, Class A	2,897	44,349
Essity AB, Class B	8,378	177,013
Evolution AB(3)	1,309	122,107
Fabege AB	7,085	51,437
Fingerprint Cards AB, Class B(1)(2)	29,632	14,016
Getinge AB, Class B	4,555	92,434
HMS Networks AB	1,113	28,636
Holmen AB, Class B	2,532	91,887
Hufvudstaden AB, Class A	2,401	28,612
Husqvarna AB, Class B	3,790	22,502
Industrivarden AB, Class A	1,060	24,007
Industrivarden AB, Class C	1,534	34,447
Investor AB, Class A	2,160	36,730
Investor AB, Class B	5,782	94,366
JM AB	2,031	30,580
MIPS AB(1)	1,251	40,460
Mycronic AB	2,681	42,076
Security	Shares	Value
Sweden (continued)
Oatly Group AB ADR(1)(2)	7,600	$ 16,720
Orron Energy AB	4,713	9,777
Sagax AB, Class B	3,417	62,966
Securitas AB, Class B	1,900	15,524
Skanska AB, Class B	1,238	19,253
Spotify Technology S.A.(2)	1,272	102,498
Svenska Cellulosa AB SCA, Class B	9,048	106,746
Svenska Handelsbanken AB, Class A	7,120	66,152
Swedbank AB, Class A	2,384	35,541
Swedish Orphan Biovitrum AB(2)	3,003	55,313
Tele2 AB, Class B	5,717	46,857
Telefonaktiebolaget LM Ericsson, Class B	25,375	141,068
Telia Co. AB(1)	24,113	63,894
Thule Group AB(1)(3)	1,277	25,158
Truecaller AB, Class B(1)(2)	6,505	23,809
Vitrolife AB	1,099	17,762
Volvo AB, Class B	1,722	28,184
Volvo Car AB, Class B(1)(2)	9,789	41,545
Wallenstam AB, Class B(1)	7,080	24,979
Wihlborgs Fastigheter AB	3,468	22,720
		$ 2,589,195
Switzerland — 8.7%
Allreal Holding AG	346	$ 49,563
ALSO Holding AG	245	38,506
Baloise Holding AG	396	54,102
Banque Cantonale Vaudoise(1)	570	50,727
Belimo Holding AG	140	57,023
BKW AG	330	38,499
Bucher Industries AG	149	50,238
Cembra Money Bank AG	670	48,588
Cie Financiere Richemont S.A.	5,971	583,567
DKSH Holding AG	773	55,765
EMS-Chemie Holding AG	104	65,394
Flughafen Zurich AG(2)	295	45,765
Forbo Holding AG	26	31,474
Geberit AG	263	116,913
Givaudan S.A.	78	232,981
Helvetia Holding AG	425	42,203
Inficon Holding AG	86	68,380
Intershop Holding AG	78	47,440
Kuehne & Nagel International AG(1)	464	98,770
Landis+Gyr Group AG	1,111	64,023
LEM Holding S.A.	13	21,644
Logitech International S.A.(1)	2,732	135,868
Nestle S.A.	6,891	750,146

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Portfolio of Investments — continued

Security	Shares	Value
Switzerland (continued)
Novartis AG	4,292	$ 347,183
Roche Holding AG PC	1,075	356,683
Roche Holding AG, Bearer Shares	147	59,666
Schindler Holding AG	320	50,374
Schindler Holding AG PC(1)	353	57,562
Schweiter Technologies AG	45	30,148
SGS S.A.	36	79,362
SIG Group AG	5,783	111,167
Sika AG	1,387	312,735
Stadler Rail AG(1)	1,511	44,462
Swatch Group AG (The), Bearer Shares	279	62,694
Swiss Life Holding AG	139	67,307
Swiss Prime Site AG	1,669	134,676
Swiss Re AG	262	19,463
Swisscom AG	418	206,404
UBS Group AG	10,259	162,648
Zehnder Group AG	691	37,213
Zurich Insurance Group AG	683	291,077
		$ 5,178,403
United Kingdom — 8.7%
3i Group PLC	3,933	$ 52,381
Admiral Group PLC	1,052	24,328
Antofagasta PLC	4,694	63,254
Assura PLC	34,782	22,285
AstraZeneca PLC	4,331	508,165
Auto Trader Group PLC(3)	12,550	75,121
Aviva PLC	9,030	43,314
BAE Systems PLC	8,600	80,441
Bellway PLC	608	12,930
Berkeley Group Holdings PLC	509	20,252
Big Yellow Group PLC	2,400	30,882
BP PLC	23,461	129,800
British American Tobacco PLC	3,774	149,048
BT Group PLC	34,771	51,817
Bunzl PLC	1,400	45,620
Burberry Group PLC	3,492	72,763
Capricorn Energy PLC(2)	43,432	123,374
Compass Group PLC	7,473	157,395
Croda International PLC	729	56,475
Derwent London PLC	1,020	25,244
Direct Line Insurance Group PLC	9,041	20,889
Diversified Energy Co. PLC	103,611	149,580
DS Smith PLC	10,893	36,327
Experian PLC	2,304	73,464
Ferguson PLC	689	75,141
Security	Shares	Value
United Kingdom (continued)
Fresnillo PLC	1,893	$ 15,826
Grainger PLC	11,835	30,772
Great Portland Estates PLC	4,065	23,962
Halma PLC	5,460	132,401
Hikma Pharmaceuticals PLC	1,344	19,293
Howden Joinery Group PLC	5,263	31,002
HSBC Holdings PLC	21,374	109,692
InterContinental Hotels Group PLC	751	40,352
Intertek Group PLC	543	22,748
Lloyds Banking Group PLC	135,333	64,996
London Stock Exchange Group PLC	726	62,931
LondonMetric Property PLC	11,374	24,391
Marks & Spencer Group PLC(2)	30,532	36,977
Mondi PLC	3,379	56,694
Moneysupermarket.com Group PLC	7,023	14,773
National Grid PLC	18,771	204,512
NCC Group PLC	21,199	48,480
Next PLC	582	32,871
Noble Corp. PLC	779	27,689
Pearson PLC	5,346	59,090
Pennon Group PLC	2,714	26,081
Persimmon PLC	2,761	41,315
Phoenix Group Holdings PLC	5,262	32,751
Primary Health Properties PLC	23,037	29,351
QinetiQ Group PLC	8,311	34,257
Reckitt Benckiser Group PLC	1,454	96,493
RELX PLC	3,168	85,094
Rentokil Initial PLC	5,526	34,483
Rightmove PLC	13,046	73,465
Rio Tinto PLC	3,415	178,473
Safestore Holdings PLC	3,803	39,401
Sage Group PLC (The)	15,349	127,930
Segro PLC	8,635	77,715
Severn Trent PLC	3,397	97,493
Shell PLC	13,561	375,661
Sirius Real Estate, Ltd.	24,045	19,453
Spectris PLC	815	28,247
Spirax-Sarco Engineering PLC	358	44,118
Standard Chartered PLC	5,917	35,353
Taylor Wimpey PLC	39,034	41,967
Tesco PLC	31,547	77,917
Tritax Big Box REIT PLC	37,589	60,441
Unilever PLC	2,896	131,636
United Utilities Group PLC	9,445	101,781
Vodafone Group PLC	116,824	136,381
		$ 5,186,999

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Portfolio of Investments — continued

Security	Shares	Value
United States — 0.4%
Atlassian Corp., Class A	1,238	$ 250,980
		$ 250,980
Total Common Stocks (identified cost $63,071,488)		$59,220,154

Short-Term Investments — 4.0%
Affiliated Fund — 0.3%
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 2.88%(6)	161,268	$ 161,268
Total Affiliated Fund (identified cost $161,268)		$ 161,268

Securities Lending Collateral — 3.7%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 3.12%(7)	2,195,222	$ 2,195,222
Total Securities Lending Collateral (identified cost $2,195,222)		$ 2,195,222
Total Short-Term Investments (identified cost $2,356,490)		$ 2,356,490

Total Investments — 103.4% (identified cost $65,427,978)	$61,576,644
Other Assets, Less Liabilities — (3.4)%	$ (1,999,753)
Net Assets — 100.0%	$59,576,891
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	All or a portion of this security was on loan at October 31, 2022. The aggregate market value of securities on loan at October 31, 2022 was $4,507,859.
(2)	Non-income producing security.
(3)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2022, the aggregate value of these securities is $2,037,750 or 3.4% of the Portfolio's net assets.
(4)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 8).
(5)	Represents an investment in an issuer that may be deemed to be an affiliate (see Note 7).
(6)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2022.
(7)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	11.4%	$6,759,593
Industrials	11.3	6,713,159
Health Care	10.2	6,086,451
Consumer Discretionary	10.2	6,061,781
Consumer Staples	9.9	5,917,185
Materials	9.2	5,461,985
Information Technology	8.8	5,250,676
Communication Services	8.3	4,961,230
Utilities	7.0	4,186,434
Real Estate	7.0	4,174,461
Energy	6.1	3,647,199
Short-Term Investments	4.0	2,356,490
Total Investments	103.4%	$61,576,644
Abbreviations:
ADR	– American Depositary Receipt
PC	– Participation Certificate
PFC Shares	– Preference Shares

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Statement of Assets and Liabilities

October 31, 2022
Assets
Unaffiliated investments, at value (identified cost $65,113,948) — including $4,507,859 of securities on loan	$ 61,278,857
Affiliated investments, at value (identified cost $314,030)	297,787
Foreign currency, at value (identified cost $73,170)	72,970
Dividends receivable	97,508
Dividends receivable from affiliated investments	3,809
Receivable for investments sold	1,215,684
Securities lending income receivable	2,486
Tax reclaims receivable	158,951
Total assets	$63,128,052
Liabilities
Collateral for securities loaned	$ 2,195,222
Payable for investments purchased	1,252,757
Payable to affiliates:
Investment adviser fee	24,797
Trustees' fees	439
Accrued expenses	77,946
Total liabilities	$ 3,551,161
Net Assets applicable to investors' interest in Portfolio	$59,576,891

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Statement of Operations

Year Ended
October 31, 2022
Investment Income
Dividend income (net of foreign taxes withheld of $269,195)	$ 2,030,837
Dividend income from affiliated investments (net of foreign taxes withheld of $1,098)	8,061
Securities lending income, net	43,535
Total investment income	$ 2,082,433
Expenses
Investment adviser fee	$ 343,604
Trustees’ fees and expenses	4,856
Custodian fee	61,088
Legal and accounting services	60,464
Miscellaneous	6,470
Total expenses	$ 476,482
Deduct:
Waiver and/or reimbursement of expenses by affiliate	$ 179
Total expense reductions	$ 179
Net expenses	$ 476,303
Net investment income	$ 1,606,130
Realized and Unrealized Gain (Loss)
Net realized gain (loss):
Investment transactions	$ (1,188,065)
Investment transactions - affiliated investments	(8,539)
Foreign currency transactions	(30,499)
Net realized loss	$ (1,227,103)
Change in unrealized appreciation (depreciation):
Investments	$ (20,016,766)
Investments - affiliated investments	(18,787)
Foreign currency	(24,528)
Net change in unrealized appreciation (depreciation)	$(20,060,081)
Net realized and unrealized loss	$(21,287,184)
Net decrease in net assets from operations	$(19,681,054)

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Statements of Changes in Net Assets

	Year Ended October 31,
	2022	2021
Increase (Decrease) in Net Assets
From operations:
Net investment income	$ 1,606,130	$ 1,715,573
Net realized loss	(1,227,103)	(639,164)
Net change in unrealized appreciation (depreciation)	(20,060,081)	17,468,645
Net increase (decrease) in net assets from operations	$(19,681,054)	$18,545,054
Capital transactions:
Contributions	$ 11,445,206	$ 4,433,462
Withdrawals	(9,274,277)	(5,907,437)
Net increase (decrease) in net assets from capital transactions	$ 2,170,929	$ (1,473,975)
Net increase (decrease) in net assets	$(17,510,125)	$17,071,079
Net Assets
At beginning of year	$ 77,087,016	$ 60,015,937
At end of year	$ 59,576,891	$77,087,016

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Financial Highlights

	Year Ended October 31,
Ratios/Supplemental Data	2022	2021	2020	2019	2018
Ratios (as a percentage of average daily net assets):
Expenses	0.69% (1)	0.68%	0.69%	0.74%	0.71%
Net investment income	2.34%	2.31%	1.74%	2.53%	1.90%
Portfolio Turnover	22%	23%	10%	37%	30%
Total Return	(25.13)%	31.20%	(5.07)%	11.59%	(5.77)%
Net assets, end of year (000’s omitted)	$59,577	$77,087	$60,016	$71,054	$68,042
(1)	Includes a reduction by the investment adviser of a portion of its adviser fee due to the Portfolio’s investment in the Liquidity Fund (equal to less than 0.005% of average daily net assets for the year ended October 31, 2022).

See Notes to Financial Statements.

Tax-Managed International Equity Portfolio
October 31, 2022
Notes to Financial Statements

1  Significant Accounting Policies
Tax-Managed International Equity Portfolio (the Portfolio) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, open-end management investment company. The Portfolio’s investment objective is to achieve long-term, after-tax returns by investing in a diversified portfolio of foreign equity securities. The Declaration of Trust permits the Trustees to issue interests in the Portfolio. At October 31, 2022, Parametric Tax-Managed International Equity Fund and Eaton Vance Tax-Managed Equity Asset Allocation Fund held an interest of 56.3% and 43.7%, respectively, in the Portfolio.
The following is a summary of significant accounting policies of the Portfolio. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Portfolio is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.
A  Investment Valuation—The following methodologies are used to determine the market value or fair value of investments.
Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ National Market System are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices.
Foreign Securities and Currencies. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by a third party pricing service. The pricing service uses a proprietary model to determine the exchange rate. Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Portfolio's Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair-valued securities.
Other. Investments in management investment companies (including money market funds) that do not trade on an exchange are valued at the net asset value as of the close of each business day.
Fair Valuation. In connection with Rule 2a-5 of the 1940 Act, which became effective September 8, 2022, the Trustees have designated the Portfolio’s investment adviser as its valuation designee. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued by the investment adviser, as valuation designee, at fair value using methods that most fairly reflect the security’s “fair value”, which is the amount that the Portfolio might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.
B  Investment Transactions—Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.
C  Income—Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Portfolio is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Portfolio's understanding of the applicable countries’ tax rules and rates. In consideration of recent decisions rendered by European courts, the Portfolio has filed additional tax reclaims for previously withheld taxes on dividends earned in certain European Union countries. These filings are subject to various administrative and judicial proceedings within these countries. Due to the uncertainty as to the ultimate resolution of these proceedings, the likelihood of receipt of these reclaims, and the potential timing of payment, no amounts are reflected in the Portfolio's financial statements for such outstanding reclaims.
D  Federal Taxes—The Portfolio has elected to be treated as a partnership for federal tax purposes. No provision is made by the Portfolio for federal or state taxes on any taxable income of the Portfolio because each investor in the Portfolio is ultimately responsible for the payment of any taxes on its share of taxable income. Since at least one of the Portfolio's investors is a regulated investment company that invests all or substantially all of its assets in the Portfolio, the Portfolio normally must satisfy the applicable source of income and diversification requirements (under the Internal Revenue Code) in order for its investors to satisfy them. The Portfolio will allocate, at least annually among its investors, each investor's distributive share of the Portfolio's net investment income, net realized capital gains and losses and any other items of income, gain, loss, deduction or credit.

Tax-Managed International Equity Portfolio
October 31, 2022
Notes to Financial Statements — continued

As of October 31, 2022, the Portfolio had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Portfolio files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.
E  Foreign Currency Translation—Investment valuations, other assets, and liabilities initially expressed in foreign currencies are translated each business day into U.S. dollars based upon current exchange rates. Purchases and sales of foreign investment securities and income and expenses denominated in foreign currencies are translated into U.S. dollars based upon currency exchange rates in effect on the respective dates of such transactions. Recognized gains or losses on investment transactions attributable to changes in foreign currency exchange rates are recorded for financial statement purposes as net realized gains and losses on investments. That portion of unrealized gains and losses on investments that results from fluctuations in foreign currency exchange rates is not separately disclosed.
F  Use of Estimates—The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.
G  Indemnifications—Under the Portfolio’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Portfolio. Under Massachusetts law, if certain conditions prevail, interestholders in the Portfolio could be deemed to have personal liability for the obligations of the Portfolio. However, the Portfolio’s Declaration of Trust contains an express disclaimer of liability on the part of Portfolio interestholders. Additionally, in the normal course of business, the Portfolio enters into agreements with service providers that may contain indemnification clauses. The Portfolio’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Portfolio that have not yet occurred.
2  Investment Adviser Fee and Other Transactions with Affiliates
The investment adviser fee is earned by Boston Management and Research (BMR), an indirect, wholly-owned subsidiary of Morgan Stanley, as compensation for investment advisory services rendered to the Portfolio. The fee is computed at an annual rate as a percentage of the Portfolio’s average daily net assets as follows and is payable monthly:
Average Daily Net Assets	Annual Fee Rate
Up to $1 billion	0.500%
$1 billion but less than $2.5 billion	0.475%
$2.5 billion but less than $5 billion	0.455%
$5 billion and over	0.440%
For the year ended October 31, 2022, the investment adviser fee amounted to $343,604 or 0.50% of the Portfolio’s average daily net assets. Pursuant to an investment sub-advisory agreement, BMR has delegated the investment management of the Portfolio to Parametric Portfolio Associates LLC (Parametric), an affiliate of BMR and an indirect, wholly-owned subsidiary of Morgan Stanley. BMR pays Parametric a portion of its investment adviser fee for sub-advisory services provided to the Portfolio. Effective April 26, 2022, the Portfolio may invest in a money market fund, the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio (the “Liquidity Fund”), an open-end management investment company managed by Morgan Stanley Investment Management Inc., a wholly-owned subsidiary of Morgan Stanley. The investment adviser fee paid by the Portfolio is reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Portfolio due to its investment in the Liquidity Fund. For the year ended October 31, 2022, the investment adviser fee paid was reduced by $179 relating to the Portfolio's investment in the Liquidity Fund. Prior to April 26, 2022, the Portfolio may have invested its cash in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM), an affiliate of BMR. EVM did not receive a fee for advisory services provided to Cash Reserves Fund.
Trustees and officers of the Portfolio who are members of EVM’s or BMR’s organizations receive remuneration for their services to the Portfolio out of the investment adviser fee. Trustees of the Portfolio who are not affiliated with the investment adviser may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the year ended October 31, 2022, no significant amounts have been deferred. Certain officers and Trustees of the Portfolio are officers of the above organizations.
3  Purchases and Sales of Investments
Purchases and sales of investments, other than short-term obligations, aggregated $19,145,338 and $15,208,814, respectively, for the year ended October 31, 2022.

Tax-Managed International Equity Portfolio
October 31, 2022
Notes to Financial Statements — continued

4  Federal Income Tax Basis of Investments
The cost and unrealized appreciation (depreciation) of investments of the Portfolio at October 31, 2022, as determined on a federal income tax basis, were as follows:
Aggregate cost	$ 65,815,101
Gross unrealized appreciation	$ 7,316,815
Gross unrealized depreciation	(11,555,272)
Net unrealized depreciation	$ (4,238,457)
5  Line of Credit
The Portfolio participates with other portfolios and funds managed by EVM and its affiliates in a $725 million unsecured line of credit agreement with a group of banks, which is in effect through October 24, 2023. In connection with the renewal of the agreement on October 25, 2022, the borrowing limit was decreased from $800 million. Borrowings are made by the Portfolio solely for temporary purposes related to redemptions and other short-term cash needs. Interest is charged to the Portfolio based on its borrowings at an amount above either the Secured Overnight Financing Rate (SOFR) or Federal Funds rate. In addition, a fee computed at an annual rate of 0.15% on the daily unused portion of the line of credit is allocated among the participating portfolios and funds at the end of each quarter. Also in connection with the renewal of the agreement, an arrangement fee totaling $150,000 was incurred that was allocated to the participating portfolios and funds. Because the line of credit is not available exclusively to the Portfolio, it may be unable to borrow some or all of its requested amounts at any particular time. The Portfolio did not have any significant borrowings or allocated fees during the year ended October 31, 2022.
6  Securities Lending Agreement
The Portfolio has established a securities lending agreement with State Street Bank and Trust Company (SSBT) as securities lending agent in which the Portfolio lends portfolio securities to qualified borrowers in exchange for collateral consisting of either cash or securities issued or guaranteed by the U.S. government or its agencies or instrumentalities in an amount at least equal to the market value of the securities on loan. The market value of securities loaned is determined daily and any additional required collateral is delivered to the Portfolio on the next business day. Cash collateral is invested in the State Street Navigator Securities Lending Government Money Market Portfolio, a money market fund registered under the 1940 Act. The Portfolio earns interest on the amount invested but it must pay (and at times receive from) the broker a loan rebate fee computed as a varying percentage of the collateral received. For security loans secured by non-cash collateral, the Portfolio earns a negotiated lending fee from the borrower. A portion of the income earned by the Portfolio from its investment of cash collateral, net of rebate fees, and lending fees received is allocated to SSBT for its services as lending agent and the portion allocated to the Portfolio is presented as securities lending income, net on the Statement of Operations. Non-cash collateral is held by the lending agent on behalf of the Portfolio and cannot be sold or re-pledged by the Portfolio; accordingly, such collateral is not reflected in the Statement of Assets and Liabilities.
The Portfolio is subject to possible delay in the recovery of loaned securities. Pursuant to the securities lending agreement, SSBT has provided indemnification to the Portfolio in the event of default by a borrower with respect to a loan. The Portfolio bears the risk of loss with respect to the investment of cash collateral.
At October 31, 2022, the value of the securities loaned and the value of the collateral received, which exceeded the value of the securities loaned, amounted to $4,507,859 and $4,803,080, respectively. Collateral received was comprised of cash of $2,195,222 and U.S. government and/or agencies securities of $2,607,858. The securities lending transactions have no contractual maturity date and each of the Portfolio and borrower has the option to terminate a loan at any time.
The following table provides a breakdown of securities lending transactions accounted for as secured borrowings, the obligations by class of collateral pledged, and the remaining contractual maturity of those transactions as of October 31, 2022.
	Remaining Contractual Maturity of the Transactions
	Overnight and Continuous	<30 days	30 to 90 days	>90 days	Total
Common Stocks	$2,195,222	$ —	$ —	$ —	$2,195,222

Tax-Managed International Equity Portfolio
October 31, 2022
Notes to Financial Statements — continued

The carrying amount of the liability for collateral for securities loaned at October 31, 2022 approximated its fair value. If measured at fair value, such liability would have been considered as Level 2 in the fair value hierarchy (see Note 8) at October 31, 2022.
7  Investments in Affiliated Issuers and Funds
The Portfolio invested in issuers that may be deemed to be affiliated with Morgan Stanley. At October 31, 2022, the value of the Portfolio's investment in affiliated issuers and funds was $297,787, which represents 0.5% of the Portfolio's net assets. Transactions in affiliated issuers and funds by the Portfolio for the year ended October 31, 2022 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units/Shares, end of period
Common Stocks
Mitsubishi UFJ Financial Group, Inc.	$176,569	$ 51,306	$ (64,035)	$ (8,534)	$ (18,787)	$ 136,519	$ 6,073	28,900
Short-Term Investments
Cash Reserves Fund	221,857	3,408,354	(3,630,206)	(5)	—	—	72	—
Liquidity Fund	—	6,391,654	(6,230,386)	—	—	161,268	1,916	161,268
Total				$(8,539)	$(18,787)	$297,787	$8,061
8  Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2022, the hierarchy of inputs used in valuing the Portfolio's investments, which are carried at value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Asia/Pacific	$ 393,390	$ 16,891,473	$ 0	$ 17,284,863
Developed Europe	414,628	39,962,689	—	40,377,317
Developed Middle East	189,888	1,117,106	—	1,306,994
North America	250,980	—	—	250,980
Total Common Stocks	$1,248,886	$57,971,268**	$ 0	$59,220,154
Short-Term Investments:
Affiliated Fund	$ 161,268	$ —	$ —	$ 161,268

Tax-Managed International Equity Portfolio
October 31, 2022
Notes to Financial Statements — continued

Asset Description (continued)	Level 1	Level 2	Level 3*	Total
Securities Lending Collateral	$ 2,195,222	$ —	$ —	$ 2,195,222
Total Investments	$3,605,376	$57,971,268	$ 0	$61,576,644
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Portfolio.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.
Level 3 investments at the beginning and/or end of the period were valued at $0 and accordingly, a reconciliation of Level 3 assets for the year ended October 31, 2022 is not presented.
9  Risks and Uncertainties
Risks Associated with Foreign Investments
Foreign investments can be adversely affected by political, economic and market developments abroad, including the imposition of economic and other sanctions by the United States or another country. There may be less publicly available information about foreign issuers because they may not be subject to reporting practices, requirements or regulations comparable to those to which United States companies are subject. Foreign markets may be smaller, less liquid and more volatile than the major markets in the United States. Trading in foreign markets typically involves higher expense than trading in the United States. The Portfolio may have difficulties enforcing its legal or contractual rights in a foreign country. Securities that trade or are denominated in currencies other than the U.S. dollar may be adversely affected by fluctuations in currency exchange rates.
Pandemic Risk
An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in late 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks of disease, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, as well as the economies of individual countries and industries, and could continue to affect the market in significant and unforeseen ways. Other epidemics and pandemics that may arise in the future may have similar effects. Any such impact could adversely affect the Portfolio’s performance, or the performance of the securities in which the Portfolio invests.

Tax-Managed International Equity Portfolio
October 31, 2022
Report of Independent Registered Public Accounting Firm

To the Trustees and Investors of Tax-Managed International Equity Portfolio:
Opinion on the Financial Statements and Financial Highlights
We have audited the accompanying statement of assets and liabilities of Tax-Managed International Equity Portfolio (the “Portfolio”), including the portfolio of investments, as of October 31, 2022, the related statement of operations for the year then ended, the statements of changes in net assets for each of the two years in the period then ended, the financial highlights for each of the five years in the period then ended, and the related notes. In our opinion, the financial statements and financial highlights present fairly, in all material respects, the financial position of the Portfolio as of October 31, 2022, and the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended, and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America.
Basis for Opinion
These financial statements and financial highlights are the responsibility of the Portfolio’s management. Our responsibility is to express an opinion on the Portfolio’s financial statements and financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Portfolio in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.
We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Portfolio is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audits, we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Portfolio’s internal control over financial reporting. Accordingly, we express no such opinion.
Our audits included performing procedures to assess the risks of material misstatement of the financial statements and financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements and financial highlights. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements and financial highlights. Our procedures included confirmation of securities owned as of October 31, 2022, by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.
/s/ Deloitte & Touche LLP
Boston, Massachusetts
December 20, 2022
We have served as the auditor of one or more Eaton Vance investment companies since 1959.

Parametric
Tax-Managed International Equity Fund
October 31, 2022
Board of Trustees’ Contract Approval

Overview of the Contract Review Process
The Investment Company Act of 1940, as amended (the “1940 Act”), provides, in substance, that the investment advisory agreement between a fund and its investment adviser will continue in effect from year-to-year only if its continuation is approved on an annual basis by a vote of the fund’s board of trustees, including a majority of the trustees who are not “interested persons” of the fund (“independent trustees”), cast in person at a meeting called for the purpose of considering such approval.
At a meeting held on June 8, 2022, the Boards of Trustees/Directors (collectively, the “Board”) that oversee the registered investment companies advised by Eaton Vance Management or its affiliate, Boston Management and Research (the “Eaton Vance Funds”), including a majority of the independent trustees (the “Independent Trustees”), voted to approve the continuation of existing investment advisory agreements and sub-advisory agreements1 for each of the Eaton Vance Funds for an additional one-year period. The Board relied upon the affirmative recommendation of its Contract Review Committee, which is a committee exclusively comprised of Independent Trustees. Prior to making its recommendation, the Contract Review Committee reviewed information furnished by the adviser and sub-adviser to each of the Eaton Vance Funds (including information specifically requested by the Board) for a series of formal meetings held between April and June 2022. Members of the Contract Review Committee also considered information received at prior meetings of the Board and its committees, to the extent such information was relevant to the Contract Review Committee’s annual evaluation of the investment advisory agreements and sub-advisory agreements.
In connection with its evaluation of the investment advisory agreements and sub-advisory agreements, the Board considered various information relating to the Eaton Vance Funds. This included information applicable to all or groups of Eaton Vance Funds, which is referenced immediately below, and information applicable to the particular Eaton Vance Fund covered by this report (additional fund-specific information is referenced below under “Results of the Contract Review Process”). (For funds that invest through one or more underlying portfolios, references to “each fund” in this section may include information that was considered at the portfolio-level.)
Information about Fees, Performance and Expenses
• A report from an independent data provider comparing advisory and other fees paid by each fund to such fees paid by comparable funds, as identified by the independent data provider (“comparable funds”);
• A report from an independent data provider comparing each fund’s total expense ratio (and its components) to those of comparable funds;
• A report from an independent data provider comparing the investment performance of each fund (including, as relevant, total return data, income data, Sharpe ratios and information ratios) to the investment performance of comparable funds and, as applicable, benchmark indices, over various time periods;
• In certain instances, data regarding investment performance relative to customized groups of peer funds and blended indices identified by the adviser in consultation with the Portfolio Management Committee of the Board (a committee exclusively comprised of Independent Trustees);
•  Comparative information concerning the fees charged and services provided by the adviser and sub-adviser to each fund in managing other accounts (which may include other mutual funds, collective investment funds and institutional accounts) using investment strategies and techniques similar to those used in managing such fund(s), if any;
•  Profitability analyses with respect to the adviser and sub-adviser to each of the funds;
Information about Portfolio Management and Trading
•  Descriptions of the investment management services provided to each fund, as well as each of the funds’ investment strategies and policies;
• The procedures and processes used to determine the value of fund assets, including, when necessary, the determination of “fair value” and actions taken to monitor and test the effectiveness of such procedures and processes;
•  Information about the policies and practices of each fund’s adviser and sub-adviser with respect to trading, including their processes for seeking best execution of portfolio transactions;
•  Information about the allocation of brokerage transactions and the benefits, if any, received by the adviser and sub-adviser to each fund as a result of brokerage allocation, including, as applicable, information concerning the acquisition of research through client commission arrangements and policies with respect to “soft dollars”;
•  Data relating to the portfolio turnover rate of each fund and related information regarding active management in the context of particular strategies;
Information about each Adviser and Sub-adviser
•  Reports detailing the financial results and condition of the adviser and sub-adviser to each fund;
•  Information regarding the individual investment professionals whose responsibilities include portfolio management and investment research for the funds, and, for portfolio managers and certain other investment professionals, information relating to their responsibilities with respect to managing other mutual funds and investment accounts, as applicable;
1    Not all Eaton Vance Funds have entered into a sub-advisory agreement with a sub-adviser. Accordingly, references to “sub-adviser” or “sub-advisory agreement” in this “Overview” section may not be applicable to the particular Eaton Vance Fund covered by this report. Following the “Overview” section, further information regarding the Board’s evaluation of a fund’s contractual arrangements is included under the “Results of the Contract Review Process” section.

Parametric
Tax-Managed International Equity Fund
October 31, 2022
Board of Trustees’ Contract Approval — continued

•  Information regarding the adviser’s and its parent company’s (Morgan Stanley’s) efforts to retain and attract talented investment professionals, including in the context of a particularly competitive marketplace for talent, as well as the ongoing unique environment presented by hybrid, remote and other alternative work arrangements;
• The Code of Ethics of the adviser and its affiliates and the sub-adviser of each fund, together with information relating to compliance with, and the administration of, such codes;
•  Policies and procedures relating to proxy voting, including regular reporting with respect to fund proxy voting activities;
•  Information regarding the handling of corporate actions and class actions, as well as information regarding litigation and other regulatory matters;
•  Information concerning the resources devoted to compliance efforts undertaken by the adviser and its affiliates and the sub-adviser of each fund, if any, including descriptions of their various compliance programs and their record of compliance;
•  Information concerning the business continuity and disaster recovery plans of the adviser and its affiliates and the sub-adviser of each fund, if any;
• A description of Eaton Vance Management’s and Boston Management and Research’s oversight of sub-advisers, including with respect to regulatory and compliance issues, investment management and other matters;
Other Relevant Information
•  Information regarding ongoing initiatives to further integrate and harmonize, where applicable, the investment management and other departments of the adviser and its affiliates with the overall investment management infrastructure of Morgan Stanley, in light of Morgan Stanley’s acquisition of Eaton Vance on March 1, 2021;
•  Information concerning the nature, cost and character of the administrative and other non-investment advisory services provided by Eaton Vance Management and its affiliates;
•  Information concerning oversight of the relationship with the custodian, subcustodians, fund accountants, and other third-party service providers by the adviser and/or administrator to each of the funds;
•  Information concerning efforts to implement policies and procedures with respect to various new regulations applicable to the funds, including Rule 12d1-4 (the Fund-of-Funds Rule), Rule 18f-4 (the Derivatives Rule) and Rule 2a-5 (the Fair Valuation Rule);
• For an Eaton Vance Fund structured as an exchange-listed closed-end fund, information concerning the benefits of the closed-end fund structure, as well as, where relevant, the closed-end fund’s market prices (including as compared to the closed-end fund’s net asset value (NAV)), trading volume data, continued use of auction preferred shares (where applicable), distribution rates and other relevant matters;
• The risks which the adviser and/or its affiliates incur in connection with the management and operation of the funds, including, among others, litigation, regulatory, entrepreneurial, and other business risks (and the associated costs of such risks); and
• The terms of each investment advisory agreement and sub-advisory agreement.
During the various meetings of the Board and its committees over the course of the year leading up to the June 8, 2022 meeting, the Trustees received information from portfolio managers and other investment professionals of the advisers and sub-advisers of the funds regarding investment and performance matters, and considered various investment and trading strategies used in pursuing the funds’ investment objectives. The Trustees also received information regarding risk management techniques employed in connection with the management of the funds. The Board and its committees evaluated issues pertaining to industry and regulatory developments, compliance procedures, fund governance and other issues with respect to the funds, and received and participated in reports and presentations provided by Eaton Vance Management, Boston Management and Research and fund sub-advisers, with respect to such matters. In addition to the formal meetings of the Board and its committees, the Independent Trustees held regular teleconferences to discuss, among other topics, matters relating to the continuation of investment advisory agreements and sub-advisory agreements.
The Contract Review Committee was advised throughout the contract review process by Goodwin Procter LLP, independent legal counsel for the Independent Trustees. The members of the Contract Review Committee, with the advice of such counsel, exercised their own business judgment in determining the material factors to be considered in evaluating each investment advisory agreement and sub-advisory agreement and the weight to be given to each such factor. The conclusions reached with respect to each investment advisory agreement and sub-advisory agreement were based on a comprehensive evaluation of all the information provided and not any single factor. Moreover, each member of the Contract Review Committee may have placed varying emphasis on particular factors in reaching conclusions with respect to each investment advisory agreement and sub-advisory agreement. In evaluating each investment advisory agreement and sub-advisory agreement, including the fee structures and other terms contained in such agreements, the members of the Contract Review Committee were also informed by multiple years of analysis and discussion with the adviser and sub-adviser to each of the Eaton Vance Funds.
Results of the Contract Review Process
Based on its consideration of the foregoing, and such other information it deemed relevant, including the factors and conclusions described below, the Contract Review Committee concluded that the continuation of the investment advisory agreement between Parametric Tax-Managed International Equity Fund (the “Fund”) and Eaton Vance Management (“EVM”), as well as the investment advisory agreement between Tax-Managed International Equity Portfolio (the “Portfolio”), the portfolio in which the Fund invests, and Boston Management and Research (“BMR”) (EVM, with respect to the Fund, and BMR, with respect to the Portfolio, are each referred to herein as the “Adviser”), and the sub-advisory agreement between EVM and Parametric Portfolio Associates LLC (the “Sub-adviser”), an affiliate of the Advisers, with respect to the Fund, and the sub-advisory agreement between BMR and the Sub-adviser, with respect to the Portfolio, including their respective fee structures, are in the interests of shareholders and, therefore, recommended to the

Parametric
Tax-Managed International Equity Fund
October 31, 2022
Board of Trustees’ Contract Approval — continued

Board approval of each agreement. Based on the recommendation of the Contract Review Committee, the Board, including a majority of the Independent Trustees, voted to approve continuation of the investment advisory agreements for the Fund and the Portfolio (together, the “investment advisory agreements”) and sub-advisory agreements for the Fund and the Portfolio (together, the “sub-advisory agreements”).
Nature, Extent and Quality of Services
In considering whether to approve the investment advisory agreements and sub-advisory agreements for the Fund and the Portfolio, the Board evaluated the nature, extent and quality of services provided to the Fund and to the Portfolio by the applicable Adviser and the Sub-adviser, respectively.
The Board considered each Adviser’s and the Sub-adviser’s management capabilities and investment processes in light of the types of investments held by the Fund and the Portfolio, including the education, experience and number of investment professionals and other personnel who provide portfolio management, investment research, and similar services to the Portfolio. Regarding each Adviser, the Board considered such Adviser’s responsibilities with respect to oversight of the Sub-adviser. The Board also considered each Adviser’s in-house equity research capabilities and experience in managing funds that seek to maximize after-tax returns. With respect to the Sub-adviser, the Board considered the Sub-adviser’s experience in deploying quantitative-based investment strategies. The Board also took into account the resources dedicated to portfolio management and other services, the compensation methods of each Adviser and other factors, including the reputation and resources of each Adviser to recruit and retain highly qualified research, advisory and supervisory investment professionals. In addition, the Board considered the time and attention devoted to the Eaton Vance Funds, including the Fund and the Portfolio, by senior management, as well as the infrastructure, operational capabilities and support staff in place to assist in the portfolio management and operations of the Fund and the Portfolio, including the provision of administrative services. The Board also considered the business-related and other risks to which each Adviser or its affiliates may be subject in managing the Fund and the Portfolio.
The Board noted that, under the terms of the investment advisory agreement of the Fund, EVM may invest assets of the Fund directly in securities, for which it would receive a fee, or in the Portfolio, for which it receives no separate fee but for which BMR receives an advisory fee from the Portfolio.
The Board considered the compliance programs of each Adviser and relevant affiliates thereof, including the Sub-adviser. The Board considered compliance and reporting matters regarding, among other things, personal trading by investment professionals, disclosure of portfolio holdings, late trading, frequent trading, portfolio valuation, business continuity and the allocation of investment opportunities. The Board also considered the responses of each Adviser and its affiliates to requests in recent years from regulatory authorities, such as the Securities and Exchange Commission and the Financial Industry Regulatory Authority.
The Board considered other administrative services provided or overseen by EVM and its affiliates, including transfer agency and accounting services. The Board evaluated the benefits to shareholders of investing in a fund that is a part of a large fund complex offering exposure to a variety of asset classes and investment disciplines, as well as the ability, in many cases, to exchange an investment among different funds without incurring additional sales charges.
After consideration of the foregoing factors, among others, the Board concluded that the nature, extent and quality of services provided by each Adviser and the Sub-adviser, taken as a whole, are appropriate and consistent with the terms of the applicable investment advisory agreement and the applicable sub-advisory agreement.
Fund Performance
The Board compared the Fund’s investment performance to that of comparable funds identified by an independent data provider (the peer group), as well as an appropriate benchmark index. The Board’s review included comparative performance data with respect to the Fund for the one-, three-, five- and ten-year periods ended December 31, 2021. In this regard, the Board noted that the performance of the Fund was consistent with the median performance of the Fund’s peer group for the three-year period. The Board also noted that the performance of the Fund was lower than its benchmark index for the three-year period. The Board concluded that the performance of the Fund was satisfactory.
Management Fees and Expenses
The Board considered contractual fee rates payable by the Portfolio and by the Fund for advisory and administrative services (referred to collectively as “management fees”). As part of its review, the Board considered the Fund’s management fees and total expense ratio for the one-year period ended December 31, 2021, as compared to those of comparable funds, before and after giving effect to any undertaking to waive fees or reimburse expenses. The Board also considered factors that had an impact on the Fund’s total expense ratio relative to comparable funds.
After considering the foregoing information, and in light of the nature, extent and quality of the services provided by each Adviser and the Sub-adviser, the Board concluded that the management fees charged for advisory and related services are reasonable.
Profitability and “Fall-Out” Benefits
The Board considered the level of profits realized by each Adviser and relevant affiliates thereof, including the Sub-adviser, in providing investment advisory and administrative services to the Fund, to the Portfolio and to all Eaton Vance Funds as a group. The Board considered the level of profits realized without regard to marketing support or other payments by each Adviser and its affiliates to third parties in respect of distribution or other services.

Parametric
Tax-Managed International Equity Fund
October 31, 2022
Board of Trustees’ Contract Approval — continued

The Board concluded that, in light of the foregoing factors and the nature, extent and quality of the services rendered, the profits realized by each Adviser and its affiliates, including the Sub-adviser, are deemed not to be excessive.
The Board also considered direct or indirect fall-out benefits received by each Adviser and its affiliates, including the Sub-adviser, in connection with their respective relationships with the Fund and the Portfolio, including the benefits of research services that may be available to each Adviser or the Sub-adviser as a result of securities transactions effected for the Fund and the Portfolio and other investment advisory clients.
Economies of Scale
In reviewing management fees and profitability, the Board also considered the extent to which the applicable Adviser and its affiliates, on the one hand, and the Fund and the Portfolio, on the other hand, can expect to realize benefits from economies of scale as the assets of the Fund and the Portfolio increase. The Board acknowledged the difficulty in accurately measuring the benefits resulting from economies of scale, if any, with respect to the management of any specific fund or group of funds. The Board reviewed data summarizing the increases and decreases in the assets of the Fund and of all Eaton Vance Funds as a group over various time periods, and evaluated the extent to which the total expense ratio of the Fund and the profitability of each Adviser and its affiliates may have been affected by such increases or decreases. Based upon the foregoing, the Board concluded that the Fund currently shares in the benefits from economies of scale, if any, when they are realized by each Adviser. The Board also concluded that the structure of the advisory fees, which include breakpoints at several asset levels, will allow the Fund and the Portfolio to continue to benefit from any economies of scale in the future.

Parametric
Tax-Managed International Equity Fund
October 31, 2022
Liquidity Risk Management Program

The Fund has implemented a written liquidity risk management program (Program) and related procedures to manage its liquidity in accordance with Rule 22e-4 under the Investment Company Act of 1940, as amended (Liquidity Rule). The Liquidity Rule defines “liquidity risk” as the risk that a fund could not meet requests to redeem shares issued by the fund without significant dilution of the remaining investors’ interests in the fund. The Fund’s Board of Trustees/Directors has designated the investment adviser to serve as the administrator of the Program and the related procedures. The administrator has established a Liquidity Risk Management Oversight Committee (Committee) to perform the functions necessary to administer the Program. As part of the Program, the administrator is responsible for identifying illiquid investments and categorizing the relative liquidity of the Fund’s investments in accordance with the Liquidity Rule. Under the Program, the administrator assesses, manages, and periodically reviews the Fund’s liquidity risk, and is responsible for making certain reports to the Fund’s Board of Trustees/Directors and the Securities and Exchange Commission (SEC) regarding the liquidity of the Fund’s investments, and to notify the Board of Trustees/Directors and the SEC of certain liquidity events specified in the Liquidity Rule. The liquidity of the Fund’s portfolio investments is determined based on a number of factors including, but not limited to, relevant market, trading and investment-specific considerations under the Program.
At a meeting of the Fund’s Board of Trustees/Directors on June 7, 2022, the Committee provided a written report to the Fund’s Board of Trustees/Directors pertaining to the operation, adequacy, and effectiveness of implementation of the Program, as well as the operation of the highly liquid investment minimum (if applicable) for the period January 1, 2021 through December 31, 2021 (Review Period). The Program operated effectively during the Review Period, supporting the administrator’s ability to assess, manage and monitor Fund liquidity risk, including during periods of market volatility and net redemptions. During the Review Period, the Fund met redemption requests on a timely basis.
There can be no assurance that the Program will achieve its objectives in the future. Please refer to the Fund’s prospectus for more information regarding the Fund’s exposure to liquidity risk and other principal risks to which an investment in the Fund may be subject.

Parametric
Tax-Managed International Equity Fund
October 31, 2022
Management and Organization

Fund Management. The Trustees of Eaton Vance Mutual Funds Trust (the Trust) and Tax-Managed International Equity Portfolio (the Portfolio) are responsible for the overall management and supervision of the Trust's and the Portfolio's affairs. The Board members and officers of the Trust and the Portfolio are listed below. Except as indicated, each individual has held the office shown or other offices in the same company for the last five years. Board members hold indefinite terms of office. Each Trustee holds office until his or her successor is elected and qualified, subject to a prior death, resignation, retirement, disqualification or removal. Under the terms of the Fund's and the Portfolio's current Trustee retirement policy, an Independent Trustee must retire and resign as a Trustee on the earlier of: (i) the first day of July following his or her 74th birthday; or (ii), with limited exception, December 31st of the 20th year in which he or she has served as a Trustee. However, if such retirement and resignation would cause the Fund and the Portfolio to be out of compliance with Section 16 of the 1940 Act or any other regulations or guidance of the SEC, then such retirement and resignation will not become effective until such time as action has been taken for the Fund and the Portfolio to be in compliance therewith. The “noninterested Trustees” consist of those Trustees who are not “interested persons” of the Trust and the Portfolio, as that term is defined under the 1940 Act. The business address of each Board member and officer is Two International Place, Boston, Massachusetts 02110. As used below, “BMR” refers to Boston Management and Research, “EVC” refers to Eaton Vance Corp., “EV” refers to EV LLC, “EVM” refers to Eaton Vance Management and “EVD” refers to Eaton Vance Distributors, Inc. EV is the trustee of each of EVM and BMR. Effective March 1, 2021, each of EVM, BMR, EVD and EV are indirect, wholly owned subsidiaries of Morgan Stanley. Each officer affiliated with EVM may hold a position with other EVM affiliates that is comparable to his or her position with EVM listed below. Each Trustee oversees 135 funds (with the exception of Mr. Bowser who oversees 110 funds) in the Eaton Vance fund complex (including both funds and portfolios in a hub and spoke structure).
Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Interested Trustee
Thomas E. Faust Jr. 1958	Trustee	Since 2007	Chairman of Morgan Stanley Investment Management, Inc. (MSIM), member of the Board of Managers and President of EV (since 2021), Chief Executive Officer of EVM and BMR. Formerly, Chairman, Chief Executive Officer (2007-2021) and President (2006-2021) of EVC and Director of EVD (2007-2022). Mr. Faust is an interested person because of his positions with EVM, BMR, EVC and EV, which are affiliates of the Trust and the Portfolio.
Other Directorships. Formerly, Director of EVC (2007-2021) and Hexavest Inc. (investment management firm) (2012-2021).
Noninterested Trustees
Alan C. Bowser(1) 1962	Trustee	Since 2022	Chief Diversity Officer, Partner and a member of the Operating Committee, and formerly served as Senior Advisor on Diversity and Inclusion for the firm’s chief executive officer, Co-Head of the Americas Region, and Senior Client Advisor of Bridgewater Associates, an asset management firm (2011- present).
Other Directorships. None.
Mark R. Fetting 1954	Trustee	Since 2016	Private investor. Formerly held various positions at Legg Mason, Inc. (investment management firm) (2000-2012), including President, Chief Executive Officer, Director and Chairman (2008-2012), Senior Executive Vice President (2004-2008) and Executive Vice President (2001-2004). Formerly, President of Legg Mason family of funds (2001-2008). Formerly, Division President and Senior Officer of Prudential Financial Group, Inc. and related companies (investment management firm) (1991-2000).
Other Directorships. None.
Cynthia E. Frost 1961	Trustee	Since 2014	Private investor. Formerly, Chief Investment Officer of Brown University (university endowment) (2000-2012). Formerly, Portfolio Strategist for Duke Management Company (university endowment manager) (1995-2000). Formerly, Managing Director, Cambridge Associates (investment consulting company) (1989-1995). Formerly, Consultant, Bain and Company (management consulting firm) (1987- 1989). Formerly, Senior Equity Analyst, BA Investment Management Company (1983-1985).
Other Directorships. None.
George J. Gorman 1952	Chairperson of the Board and Trustee	Since 2021 (Chairperson) and 2014 (Trustee)	Principal at George J. Gorman LLC (consulting firm). Formerly, Senior Partner at Ernst & Young LLP (a registered public accounting firm) (1974-2009). Other Directorships. None.

Parametric
Tax-Managed International Equity Fund
October 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) and Other Directorships During Past Five Years and Other Relevant Experience
Noninterested Trustees (continued)
Valerie A. Mosley 1960	Trustee	Since 2014	Chairwoman and Chief Executive Officer of Valmo Ventures (a consulting and investment firm). Founder of Upward Wealth, Inc., dba BrightUp, a fintech platform. Formerly, Partner and Senior Vice President, Portfolio Manager and Investment Strategist at Wellington Management Company, LLP (investment management firm) (1992-2012). Formerly, Chief Investment Officer, PG Corbin Asset Management (1990-1992). Formerly worked in institutional corporate bond sales at Kidder Peabody (1986-1990).
Other Directorships. Director of DraftKings, Inc. (digital sports entertainment and gaming company) (since September 2020). Director of Envestnet, Inc. (provider of intelligent systems for wealth management and financial wellness) (since 2018). Formerly, Director of Dynex Capital, Inc. (mortgage REIT) (2013-2020) and Director of Groupon, Inc. (e-commerce provider) (2020-2022).
Keith Quinton 1958	Trustee	Since 2018	Private investor, researcher and lecturer. Formerly, Independent Investment Committee Member at New Hampshire Retirement System (2017-2021). Formerly, Portfolio Manager and Senior Quantitative Analyst at Fidelity Investments (investment management firm) (2001-2014).
Other Directorships. Formerly, Director (2016-2021) and Chairman (2019-2021) of New Hampshire Municipal Bond Bank.
Marcus L. Smith 1966	Trustee	Since 2018	Private investor and independent corporate director. Formerly, Chief Investment Officer, Canada (2012-2017), Chief Investment Officer, Asia (2010-2012), Director of Asian Research (2004-2010) and portfolio manager (2001-2017) at MFS Investment Management (investment management firm).
Other Directorships. Director of First Industrial Realty Trust, Inc. (an industrial REIT) (since 2021). Director of MSCI Inc. (global provider of investment decision support tools) (since 2017). Formerly, Director of DCT Industrial Trust Inc. (logistics real estate company) (2017-2018).
Susan J. Sutherland 1957	Trustee	Since 2015	Private investor. Director of Ascot Group Limited and certain of its subsidiaries (insurance and reinsurance) (since 2017). Formerly, Director of Hagerty Holding Corp. (insurance) (2015-2018) and Montpelier Re Holdings Ltd. (insurance and reinsurance) (2013-2015). Formerly, Associate, Counsel and Partner at Skadden, Arps, Slate, Meagher & Flom LLP (law firm) (1982-2013).
Other Directorships. Director of Kairos Acquisition Corp. (insurance/InsurTech acquisition company) (since 2021).
Scott E. Wennerholm 1959	Trustee	Since 2016	Private investor. Formerly, Trustee at Wheelock College (postsecondary institution) (2012-2018). Formerly, Consultant at GF Parish Group (executive recruiting firm) (2016-2017). Formerly, Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm) (2005-2011). Formerly, Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm) (1997-2004). Formerly, Vice President at Fidelity Investments Institutional Services (investment management firm) (1994-1997).
Other Directorships. None.
Nancy A. Wiser(1) 1967	Trustee	Since 2022	Formerly, Executive Vice President and the Global Head of Operations at Wells Fargo Asset Management (2011-2021). Other Directorships. None.

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees
Eric A. Stein 1980	President of the Trust	Since 2020	Vice President and Chief Investment Officer, Fixed Income of EVM and BMR. Prior to November 1, 2020, Mr. Stein was a co-Director of Eaton Vance’s Global Income Investments. Also Vice President of Calvert Research and Management (“CRM”).
Edward J. Perkin 1971	President of the Portfolio	Since 2014	Chief Equity Investment Officer and Vice President of EVM and BMR since 2014. Also Vice President of CRM.
Deidre E. Walsh 1971	Vice President and Chief Legal Officer	Since 2009	Vice President of EVM and BMR. Also Vice President of CRM.

Parametric
Tax-Managed International Equity Fund
October 31, 2022
Management and Organization — continued

Name and Year of Birth	Trust/Portfolio Position(s)	Length of Service	Principal Occupation(s) During Past Five Years
Principal Officers who are not Trustees (continued)
James F. Kirchner 1967	Treasurer	Since 2007	Vice President of EVM and BMR. Also Vice President of CRM.
Nicholas Di Lorenzo 1987	Secretary	Since 2022	Formerly, associate (2012-2021) and counsel (2022) at Dechert LLP.
Richard F. Froio 1968	Chief Compliance Officer	Since 2017	Vice President of EVM and BMR since 2017. Formerly Deputy Chief Compliance Officer (Adviser/Funds) and Chief Compliance Officer (Distribution) at PIMCO (2012-2017) and Managing Director at BlackRock/Barclays Global Investors (2009-2012).
(1) Mr. Bowser and Ms. Wiser began serving as Trustees effective April 4, 2022.
The SAI for the Fund includes additional information about the Trustees and officers of the Fund and the Portfolio and can be obtained without charge on Eaton Vance’s website at www.eatonvance.com or by calling 1-800-260-0761.

Eaton Vance Funds
Privacy Notice	April 2021

FACTS	WHAT DOES EATON VANCE DO WITH YOUR PERSONAL INFORMATION?
Why?	Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?	The types of personal information we collect and share depend on the product or service you have with us. This information can include:
■ Social Security number and income
■ investment experience and risk tolerance
■ checking account number and wire transfer instructions

How?	All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Eaton Vance chooses to share; and whether you can limit this sharing.
Reasons we can share your personal information	Does Eaton Vance share?	Can you limit this sharing?
For our everyday business purposes — such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes	No
For our marketing purposes — to offer our products and services to you	Yes	No
For joint marketing with other financial companies	No	We don’t share
For our investment management affiliates’ everyday business purposes — information about your transactions, experiences, and creditworthiness	Yes	Yes
For our affiliates’ everyday business purposes — information about your transactions and experiences	Yes	No
For our affiliates’ everyday business purposes — information about your creditworthiness	No	We don’t share
For our investment management affiliates to market to you	Yes	Yes
For our affiliates to market to you	No	We don’t share
For nonaffiliates to market to you	No	We don’t share
To limit our sharing	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com
Please note:
If you are a new customer, we can begin sharing your information 30 days from the date we sent this notice. When you are no longer our customer, we continue to share your information as described in this notice. However, you can contact us at any time to limit our sharing.
Questions?	Call toll-free 1-800-262-1122 or email: EVPrivacy@eatonvance.com

Eaton Vance Funds
Privacy Notice — continued	April 2021

Who we are
Who is providing this notice?	Eaton Vance Management, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, Eaton Vance and Calvert Fund Families and our investment advisory affiliates (“Eaton Vance”) (see Investment Management Affiliates definition below)
What we do
How does Eaton Vance protect my personal information?	To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings. We have policies governing the proper handling of customer information by personnel and requiring third parties that provide support to adhere to appropriate security standards with respect to such information.
How does Eaton Vance collect my personal information?	We collect your personal information, for example, when you
■ open an account or make deposits or withdrawals from your account
■ buy securities from us or make a wire transfer
■ give us your contact information
We also collect your personal information from others, such as credit bureaus, affiliates, or other companies.
Why can’t I limit all sharing?	Federal law gives you the right to limit only
■ sharing for affiliates’ everyday business purposes — information about your creditworthiness
■ affiliates from using your information to market to you
■ sharing for nonaffiliates to market to you
State laws and individual companies may give you additional rights to limit sharing. See below for more on your rights under state law.
Definitions
Investment Management Affiliates	Eaton Vance Investment Management Affiliates include registered investment advisers, registered broker- dealers, and registered and unregistered funds. Investment Management Affiliates does not include entities associated with Morgan Stanley Wealth Management, such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
■ Our affiliates include companies with a Morgan Stanley name and financial companies such as Morgan Stanley Smith Barney LLC and Morgan Stanley & Co.
Nonaffiliates	Companies not related by common ownership or control. They can be financial and nonfinancial companies. ■ Eaton Vance does not share with nonaffiliates so they can market to you.
Joint marketing	A formal agreement between nonaffiliated financial companies that together market financial products or services to you. ■ Eaton Vance doesn’t jointly market.
Other important information
Vermont: Except as permitted by law, we will not share personal information we collect about Vermont residents with Nonaffiliates unless you provide us with your written consent to share such information.
California: Except as permitted by law, we will not share personal information we collect about California residents with Nonaffiliates and we will limit sharing such personal information with our Affiliates to comply with California privacy laws that apply to us.

Eaton Vance Funds
IMPORTANT NOTICES

Delivery of Shareholder Documents. The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. Eaton Vance, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct Eaton Vance, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact Eaton Vance at 1-800-260-0761, or contact your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by Eaton Vance or your financial intermediary.
Portfolio Holdings. Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-260-0761 or in the EDGAR database on the SEC’s website at www.sec.gov.
Proxy Voting. From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-260-0761 and by accessing the SEC’s website at www.sec.gov.

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Investment Adviser of Tax-Managed International Equity Portfolio
Boston Management and Research
Two International Place
Boston, MA 02110
Investment Sub-Adviser of Parametric Tax-Managed International
Equity Fund and Tax-Managed International Equity Portfolio
Parametric Portfolio Associates LLC
800 Fifth Avenue, Suite 2800
Seattle, WA 98104
Investment Adviser and Administrator of Parametric Tax-Managed
International Equity Fund
Eaton Vance Management
Two International Place
Boston, MA 02110
Principal Underwriter*
Eaton Vance Distributors, Inc.
Two International Place
Boston, MA 02110
(617) 482-8260
Custodian
State Street Bank and Trust Company
State Street Financial Center, One Lincoln Street
Boston, MA 02111
Transfer Agent
BNY Mellon Investment Servicing (US) Inc.
Attn: Eaton Vance Funds
P.O. Box 9653
Providence, RI 02940-9653
(800) 260-0761
Independent Registered Public Accounting Firm
Deloitte & Touche LLP
200 Berkeley Street
Boston, MA 02116-5022
Fund Offices
Two International Place
Boston, MA 02110
*FINRA BrokerCheck. Investors may check the background of their Investment Professional by contacting the Financial Industry Regulatory Authority (FINRA). FINRA BrokerCheck is a free tool to help investors check the professional background of current and former FINRA-registered securities firms and brokers. FINRA BrokerCheck is available by calling 1-800-289-9999 and at www.FINRA.org. The FINRA BrokerCheck brochure describing this program is available to investors at www.FINRA.org.

38    10.31.22

Item 2. Code of Ethics

The registrant (sometimes referred to as the “Fund”) has adopted a code of ethics applicable to its Principal Executive Officer, Principal Financial Officer and Principal Accounting Officer. The registrant undertakes to provide a copy of such code of ethics to any person upon request, without charge, by calling 1-800-262-1122. The registrant has not amended the code of ethics as described in Form N-CSR during the period covered by this report. The registrant has not granted any waiver, including an implicit waiver, from a provision of the code of ethics as described in Form N-CSR during the period covered by this report.

Item 3. Audit Committee Financial Expert

The registrant’s Board of Trustees (the “Board”) has designated George J. Gorman and Scott E. Wennerholm, each an independent trustee, as audit committee financial experts. Mr. Gorman is a certified public accountant who is the Principal at George J. Gorman LLC (a consulting firm). Previously, Mr. Gorman served in various capacities at Ernst & Young LLP (a registered public accounting firm), including as Senior Partner. Mr. Gorman also has experience serving as an independent trustee and audit committee financial expert of other mutual fund complexes. Mr. Wennerholm is a private investor. Previously, Mr. Wennerholm served as a Trustee at Wheelock College (postsecondary institution), as a Consultant at GF Parish Group (executive recruiting firm), Chief Operating Officer and Executive Vice President at BNY Mellon Asset Management (investment management firm), Chief Operating Officer and Chief Financial Officer at Natixis Global Asset Management (investment management firm), and Vice President at Fidelity Investments Institutional Services (investment management firm).

Item 4. Principal Accountant Fees and Services

(a)-(d)

The following table presents the aggregate fees billed to the registrant for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022 by the registrant’s principal accountant, Deloitte & Touche LLP (“D&T”), for professional services rendered for the audit of the registrant’s annual financial statements and fees billed for other services rendered by D&T during such periods.

Fiscal Years Ended	10/31/21	10/31/22
Audit Fees	$36,100	$40,200
Audit-Related Fees(1)	$0	$0
Tax Fees(2)	$15,975	$0
All Other Fees(3)	$0	$0

Total	$52,075	$40,200

(1)

Audit-related fees consist of the aggregate fees billed for assurance and related services that are reasonably related to the performance of the audit of the registrant’s financial statements and are not reported under the category of audit fees.

(2)

Tax fees consist of the aggregate fees billed for professional services rendered by the principal accountant relating to tax compliance, tax advice, and tax planning and specifically include fees for tax return preparation and other related tax compliance/planning matters.

(3)	All other fees consist of the aggregate fees billed for products and services provided by the principal accountant other than audit, audit-related, and tax services.

(e)(1) The registrant’s audit committee has adopted policies and procedures relating to the pre-approval of services provided by the registrant’s principal accountant (the “Pre-Approval Policies”). The Pre-Approval Policies establish a framework intended to assist the audit committee in the proper discharge of its pre-approval responsibilities. As a general matter, the Pre-Approval Policies (i) specify certain types of audit, audit-related, tax, and other services determined to be pre-approved by the audit committee; and (ii) delineate specific procedures governing the mechanics of the pre-approval process, including the approval and monitoring of audit and non-audit service fees. Unless a service is specifically pre-approved under the Pre-Approval Policies, it must be separately pre-approved by the Audit Committee.

The Pre-Approval Policies and the types of audit and non-audit services pre-approved therein must be reviewed and ratified by the registrant’s audit committee at least annually. The registrant’s audit committee maintains full responsibility for the appointment, compensation, and oversight of the work of the registrant’s principal accountant.

(e)(2) No services described in paragraphs (b)-(d) above were approved by the registrant’s audit committee pursuant to the “de minimis exception” set forth in Rule 2-01 (c)(7)(i)(C) of Regulation S-X.

(f) Not applicable.

(g) The following table presents (i) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the registrant by D&T for the registrant’s fiscal years ended October 31, 2021 and October 31, 2022; and (ii) the aggregate non-audit fees (i.e., fees for audit-related, tax, and other services) billed to the Eaton Vance organization by D&T for the same time periods.

Fiscal Years Ended	10/31/21	10/31/22
Registrant	$15,975	$0
Eaton Vance(1)	$51,800	$52,836

(1)	Certain entities that provide ongoing services to the registrant are subsidiaries of Morgan Stanley

(h) The registrant’s audit committee has considered whether the provision by the registrant’s principal accountant of non-audit services to the registrant’s investment adviser and any entity controlling, controlled by, or under common control with the adviser that provides ongoing services to the registrant that were not pre-approved pursuant to Rule 2-01(c)(7)(ii) of Regulation S-X is compatible with maintaining the principal accountant’s independence.

Item 5. Audit Committee of Listed Registrants

Not applicable.

Item 6. Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8. Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10. Submission of Matters to a Vote of Security Holders

No material changes.

Item 11. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

Not applicable.

Item 13. Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Tax-Managed International Equity Portfolio

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	December 28, 2022

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	December 28, 2022

By:	/s/ Edward J. Perkin
Edward J. Perkin
President

Date:	December 28, 2022